Costs of services and general and administrative costs - Additional Information (Detail) - GBP (£) £ in Millions	6 Months Ended		12 Months Ended
	Jun. 30, 2018	Jun. 30, 2017	Dec. 31, 2017
Disclosure Of Information About Operating Cost [line items]
Restructuring costs	£ 45.5	£ 19.2	£ 56.8
Gains on disposal of investments and subsidiaries	189.9	5.9	129.0
Investment write-downs	1.5		95.9
comScore Inc. [member]
Disclosure Of Information About Operating Cost [line items]
Investment write-downs			53.1
Globant S.A. [member]
Disclosure Of Information About Operating Cost [line items]
Gains on disposal of investments and subsidiaries	185.3
Asatsu-DK Inc. [member]
Disclosure Of Information About Operating Cost [line items]
Gains on disposal of investments and subsidiaries			92.3
Severance costs arising from a structural assessment of operations [member]
Disclosure Of Information About Operating Cost [line items]
Restructuring costs	£ 45.5	£ 19.2
Severance costs [member]
Disclosure Of Information About Operating Cost [line items]
Restructuring costs			33.7
IT services and infrastructure cost [member]
Disclosure Of Information About Operating Cost [line items]
Restructuring costs			£ 12.8